Financial risk management - Disclosure of sensitivity Analysis of possible change in the main foreign currencies against the Euro (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	€ (13,188)	€ (7,215)
Increase /(decrease) in loss before tax if Euro weakens by 5%	13,188	7,215
USD
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	(12,046)	(7,610)
Increase /(decrease) in loss before tax if Euro weakens by 5%	12,046	7,610
CNY
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	72	138
Increase /(decrease) in loss before tax if Euro weakens by 5%	(72)	(138)
HKD
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	(256)	1
Increase /(decrease) in loss before tax if Euro weakens by 5%	256	(1)
GBP
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	136	108
Increase /(decrease) in loss before tax if Euro weakens by 5%	(136)	(108)
JPY
Sensitivity analysis of possible change in the main foreign currencies against the Euro [Line Items]
Increase /(decrease) in loss before tax if Euro strengthens by 5%	(1,094)	148
Increase /(decrease) in loss before tax if Euro weakens by 5%	€ 1,094	€ (148)